Marketable Securities (Tables)	9 Months Ended
Sep. 30, 2013
Marketable Available For Sale Securities

Marketable available-for-sale securities as of December 31, 2011 consist of the following (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
As of December 31, 2011:
Obligations of U.S. government agencies	$4,495	$1	$—	$4,496
Corporate debt securities	6,516	—	—	6,516

	$11,011	$1	$—	$11,012